03053413

File Number OMB APPROVAL: 084 – 5925
For the reporting period ending December 31, 2002

As Amended, May 12, 2003

OMB Number: 3235-0337
Expires: June 30, 2002
Estimated average burden
hours per full response: 6.00
Estimated average burden
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM TA-2
FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS
REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934
ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT
CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1:
(Do not use Form TA-2 to change name or address.)

EquiServe, Inc.

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☒ Some ☐ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
The Colbent Corporation	084-5927

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions: (If more room is required, please complete and attach the Supplement to Form TA-2):

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
Fleet National Bank	085-10813
State Street Bank and Trust Company	085-5003
First Chicago Trust Company of New York	085-5287
EquiServe Trust Company, N.A.	085-11340
JPMorgan Chase Bank	085-05005
Citibank, N.A.	085-10232

3. a. Registrant's appropriate regulatory agency. (Check one box only.)

- ☐ Comptroller of the Currency
- ☐ Federal Deposit Insurance Corporation
- ☐ Board of Governors of the Federal Reserve System
- ☒ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- ☒ Yes, filed amendment(s)
- ☐ No, failed to file amendment(s)
- ☐ Not applicable

c. If the answer to subsection (b) is no, provide an explanation.

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period:.. 2,731,786

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31:... 21,415,921

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31:.. 7,153,359

c. Number of individual securityholder DRS accounts as of December 31:.. 9,784,320

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities,	Municipal Debt Securities	Other Securities
99.81%	0%	0%	0.19%	0%	0%

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Equity	Securities Debt	Open-End Investment Company Securities	Limited Partnership Securities,	Municipal Debt Securities	Other Securities
a. Receives items for transfer and maintains the master securityholder files:	2,446	0	0	35	0	0
b. Receives items for transfer but does not maintain the master securityholder files:	2	0	0	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	2	0	0	0	0	0

7. Scope of certain additional types of activities performed:
a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31: 678
b. Number of issues for which DRS services were provided, as of December 31: 185
c. Dividend disbursement and interest paying agent activities conducted during the reporting period:
i. number of issues 1,691
ii. amount (in dollars) $77,341,993,429

8. a. Number and aggregate market value of securities aged record differences, existing for more than 30 days, as of December 31:

	Prior Transfer Agent(s) (If applicable)	Current Transfer Agent
i. Number of issues	84	67
ii. Market value (in dollars)	$2,718,456	$758,843

b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2): 2

c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☒Yes ☐No

d. If the answers to subsection (c) is no, provide an explanation for each failure to file.

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-2?

☒Yes ☐No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

i. Provide the number of months during the reporting period in which the Registrant was not in compliance with the turnaround time for routine items according to Rule 17Ad-2........ 0

ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2........ 0

10. Number of open-end investment company securities purchases and redemptions ("transactions") excluding dividend, interest and distribution postings processed during the reporting period:
a. Total number of transactions processed: 0
b. Number of transactions processed on a date other than date of receipt of order ("as ofs"): 0

11. a. During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lost securityholder accounts for which a different address has been obtained as a result of a database search:

Date of Database Search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Search
3/20/02	182,078	101,199
6/10/02	864	476
6/20/02	30,975	21,321
12/18/02	1,335	796
12/31/02	31,916	26,347
Totals	247,168	150,139

b. Number of lost securityholder accounts that have been remitted to states during the reporting period:..................... 20,830

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for Form: [signature]	Title: Managing Director, Regulatory Compliance & Risk Telephone number: (781) 575-2323
Name of Official responsible for Form: (First name, Middle name, Last name) Richard L. Johnson, Jr.	Date signed (Month/Day/Year): May 12, 2003